UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:    28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		August 12, 2005

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	11
Form 13F Information Table Value Total:	$245,039

List of Other Included Mangers:
NONE
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FORM 13F INFORMATION TABLE
                                                  VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS  CUSIP  (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE

Advance Auto Parts Inc   COM           00751Y106  $44,574   690,534 SH           SOLE                690,534       0    0
Bed Bath & Beyond Inc    COM           075896100   $9,217   220,600 SH           SOLE                220,600       0    0
CVS Corp                 COM           126650100  $31,673 1,089,538 SH           SOLE              1,089,538       0    0
Escalade Inc             COM           296056104   $1,811   131,516 SH           SOLE                131,516       0    0
Hooker Furniture Corp    COM           439038100     $942    53,920 SH           SOLE                 53,920       0    0
Lowes Co                 COM           548661107  $32,421   556,873 SH           SOLE                556,873       0    0
O Reilly Automotive Inc  COM           686091109  $25,430   852,482 SH           SOLE                852,482       0    0
Ross Stores Inc          COM           778296103   $9,619   332,737 SH           SOLE                332,737       0    0
Staples Inc              COM           855030102  $40,962 1,923,996 SH           SOLE              1,923,996       0    0
Sysco Corp               COM           871829107  $34,097   942,168 SH           SOLE                942,168       0    0
Wal Mart Stores Inc      COM           931142103  $14,293   296,529 SH           SOLE                296,529       0    0